Write-down of Vessel and Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Net (Loss) Income from Discontinued Operations

The following table summarizes the net (loss) income from discontinued operations for the periods presented in the consolidated statements of income (loss):

	Three Months Ended June 30, 2013 $	Three Months Ended June 30, 2012 $	Six Months Ended June 30, 2013 $	Six Months Ended June 30, 2012 $
REVENUES	7,450	26,993	19,760	44,243

OPERATING EXPENSES
Voyage (recoveries) expenses	(41)	4,103	237	11,067
Vessel operating expenses	1,307	3,510	3,098	8,107
Depreciation and amortization	397	1,617	1,236	3,223
General and administrative	99	155	374	917
Write-down of vessels	6,917	—	18,164	—
Loss on sale of vessels	865	2,221	865	2,221

Total operating expenses	9,544	11,606	23,974	25,535

(Loss) Income from vessel operations	(2,094)	15,387	(4,214)	18,708

OTHER ITEMS
Interest expense	(37)	(238)	(89)	(500)
Foreign currency exchange (loss) gain	(2)	—	(4)	2
Other (expense) income - net	(1)	—	(2)	28

Total other items	(40)	(238)	(95)	(470)

Net (loss) income from discontinued operations	(2,134)	15,149	(4,309)	18,238